STOCK OPTIONS AND CONTRIBUTED SURPLUS	12 Months Ended
Dec. 31, 2022
Stock Options And Contributed Surplus
STOCK OPTIONS AND CONTRIBUTED SURPLUS

13.	STOCK OPTIONS AND CONTRIBUTED SURPLUS

Stock Options

On October 7, 2021, shareholders of the Company approved amendments to the Company’s fixed 20% stock option plan (as amended, previously referred to as the “2020 plan”, now referred to as the “2021 Plan”). Under the 2021 Plan, the board of directors may grant options to acquire common shares of the Company to qualified directors, officers, employees and consultants. The 2021 Plan provides that the number of common shares issuable pursuant to options granted under the 2021 Plan and pursuant to other previously granted options is limited to 7,090,518 (the “Number Reserved”). Any subsequent increase in the Number Reserved must be approved by shareholders of the Company and cannot, at the time of the increase, exceed 20% of the number of issued and outstanding shares. The stock options vest in accordance with the policies determined by the Board of Directors from time to time consistent with the provisions of the 2021 Plan which grants discretion to the Board of Directors.

POET TECHNOLOGIES INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in US Dollars)

13.	STOCK OPTIONS AND CONTRIBUTED SURPLUS (Continued)

Stock option transactions and the number of stock options outstanding were as follows:

		Historical
		Weighted Average
	Number of	Exercise
	Options	Price

Balance, January 1, 2020	5,326,034	$4.30
Expired/cancelled	(828,794)	10.20
Exercised	(330,284)	2.40
Granted	947,493	3.60

Balance, December 31, 2020	5,114,449	3.30
Expired/cancelled	(166,438)	3.40
Exercised	(1,001,519)	3.00
Granted	1,013,125	8.50

Balance, December 31, 2021	4,959,617	4.40
Expired/cancelled	(117,438)	6.02
Exercised	(143,437)	2.85
Granted	2,043,083	3.32

Balance, December 31, 2022	6,741,825	$4.10

During the year ended December 31, 2022, the Company recorded stock-based compensation of $4,436,604 (2021 - $4,534,370, 2020 - $3,612,945) relating to stock options that vested during the year.

The stock options granted were valued using the Black-Scholes option pricing model using the following assumptions:

	2022	2021	2020

Weighted average exercise price	$3.32	$8.50	$3.60
Weighted average risk-free interest rate	1.80% - 3.48%	0.80% - 1.48%	0.52% - 1.52%
Weighted average dividend yield	0%	0%	0%
Weighted average volatility	83.51%	90.68%	94.77%
Weighted average estimated life	10 years	10 years	10 years
Weighted average share price	$3.32	$8.50	$3.60
Share price on the various grant dates:	$2.72 - $6.71	$6.20 - $9.50	$2.20 - $3.90
Weighted average fair value	$2.70	$7.50	$3.00

The underlying expected volatility was determined by reference to the Company’s historical share price movements, its dividend policy and dividend yield and past experience relating to the expected life of granted stock options.

The weighted average remaining contractual life and weighted average exercise price of options outstanding and of options exercisable as at December 31, 2022 are as follows:

Options Outstanding				Options Exercisable

		Historical	Weighted		Historical
		Weighted	Average		Weighted
		Average	Remaining		Average
Exercise	Number	Exercise	Contractual	Number	Exercise
Range	Outstanding	Price	Life (years)	Exercisable	Price

$0.85 - $2.00	7,000	$2.00	5.59	7,000	$2.00
$2.01 - $2.84	2,197,179	$2.48	7.04	1,314,750	$2.36
$2.85 - $9.15	4,537,646	$4.61	7.69	2,510,644	$4.38

	6,741,825	$4.10	7.48	3,832,394	$3.68

POET TECHNOLOGIES INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in US Dollars)